Segment Reporting - Schedule of Significant Expense Categories (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and Development
Total research and development	$ 503,020		$ 146,901		$ 685,167	$ 316,605	$ 1,255,266	$ 2,103,366
General and Administrative
Total general and administrative	3,285,481		489,325		3,988,926	861,071	2,512,470	1,917,154
Other Segment (Income) Expenses	(16,493)		19,717		21,206	17,884	79,901	834,885
Net Loss	3,772,008	$ 923,291	655,943	$ 539,617	4,695,299	1,195,560	3,847,637	4,855,405
Personnel [Member]
Research and Development
Total research and development	265,815		137,609		428,599	280,233	1,158,074	1,793,458
General and Administrative
Total general and administrative	244,065		116,922		390,905	189,049	1,084,329	510,396
Clinical and preclinical activities [Member]
Research and Development
Total research and development	230,875		5,662		246,608	29,112	82,016	262,833
Other [Member]
Research and Development
Total research and development	6,330		3,630		9,960	7,260	15,176	47,075
Professional services [Member]
General and Administrative
Total general and administrative	2,819,556		268,640		3,247,071	470,128	898,044	754,503
Corporate expenses [Member]
General and Administrative
Total general and administrative	182,260		66,262		274,333	126,794	378,341	499,017
Facility costs [Member]
General and Administrative
Total general and administrative	$ 39,600		$ 37,501		$ 76,617	$ 75,100	$ 151,756	$ 153,238